SL Agency [Member] Annual Fund Operating Expenses - SL Agency - BlackRock Cash Funds: Treasury	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 1, 2027
SL Agency Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%	[2]
Component1 Other Expenses	0.02%	[2]
Component2 Other Expenses		[2],[3]
Other Expenses (as a percentage of Assets):	0.02%	[2]
Expenses (as a percentage of Assets)	0.12%	[2]
Fee Waiver or Reimbursement	(0.03%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.09%	[1],[2],[3]

[1]
BFA has contractually agreed to waive a portion of its management fee payable by the Treasury Master Portfolio through June 30, 2027. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of MIP (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of MIP.

[2]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Treasury Money Market Master Portfolio (the “Treasury Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Treasury Master Portfolio.

[3]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Treasury Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Treasury Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Treasury Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2027 unless approved by a majority of the non-interested trustees of the Trust or MIP, as applicable, (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund or MIP, as applicable.